Stockholders' Equity (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options [Member]
Stock Options / Warrants Outstanding
Balance	4,652,497	3,724,083	2,609,811
Granted	1,031,000	1,696,000	1,174,820
Exercised	(16,250)	(741,100)	(55,548)
Cancelled	(153,750)	(26,486)	(5,000)
Balance	5,513,497	4,652,497	3,724,083
Stock Options / Warrants Exercisable
Balance	1,908,883	1,963,948	459,437
Granted	100,000		786,696
Exercised			(55,548)
Cancelled
Balance	2,745,159	1,908,883	1,963,948
Weighted Average Exercise Price Outstanding
Balance	$ 0.92	$ 0.67	$ 0.38
Granted	2.40	1.50	1.01
Exercised
Cancelled
Balance	0.98	0.92	0.67
Weighted Average Exercise Price Exercisable
Balance	0.41	0.34	0.17
Granted	2.40		1.00
Exercised
Cancelled
Balance	0.59	0.41	0.34
Weighted Average Fair Value Vested
Balance	0.41	0.34	0.17
Granted	6.25		0.38
Exercised
Cancelled
Balance	$ 0.59	$ 0.41	$ 0.34
Weighted Average Contractual Life (Years)
Balance	8 years 2 months 27 days	7 years 1 month 2 days	9 years 6 months 26 days
Granted	6 years 2 months 30 days	6 years 3 months	3 years 5 months 23 days
Balance	6 years 8 months 23 days	8 years 2 months 27 days	7 years 1 month 2 days
Aggregate Intrinsic Value
Balance	$ 5,561,368
Granted
Exercised
Cancelled
Balance	$ 3,805,494	$ 5,561,368
Warrant [Member]
Stock Options / Warrants Outstanding
Balance	6,681,051	7,936,391	933,617
Granted		490,550	7,002,774
Exercised		(1,745,890)
Cancelled
Balance		6,681,051	7,936,391
Stock Options / Warrants Exercisable
Balance	6,618,551	7,936,391	933,617
Granted		428,050	7,002,774
Exercised		(1,745,890)
Cancelled
Balance		6,618,551	7,936,391
Weighted Average Exercise Price Outstanding
Balance	$ 1.74	$ 1.80	$ 0.28
Granted			2.00
Exercised
Cancelled
Balance		1.74	1.80
Weighted Average Exercise Price Exercisable
Balance	1.74	1.80	0.28
Granted			2.00
Exercised
Cancelled
Balance		1.74	1.80
Weighted Average Fair Value Vested
Balance	$ 0.41	0.41	0.21
Granted			0.43
Exercised
Cancelled
Balance		$ 0.41	$ 0.41
Weighted Average Contractual Life (Years)
Balance		1 year 9 months 18 days	8 years 7 months 21 days
Granted			1 year 6 months 7 days
Balance		11 months 23 days	1 year 9 months 18 days
Aggregate Intrinsic Value
Balance	$ 2,516,058
Granted
Exercised
Cancelled
Balance		$ 2,516,058